Goodwill - Key Assumptions Used in Performing Impairment Test, by each CGU (Detail)		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2017
WNS Global BPM [member]
Disclosure of information for cash-generating units [line items]
Discount rate	[1]	16.30%	16.50%
Perpetual growth rate	[1]	3.00%	3.00%
South Africa [member]
Disclosure of information for cash-generating units [line items]
Discount rate		16.90%	17.00%
Perpetual growth rate		3.00%	3.00%
Denali Sourcing Services Inc. [member]
Disclosure of information for cash-generating units [line items]
Discount rate		13.70%	13.20%
Perpetual growth rate		2.50%	2.50%
Research and analytics [member]
Disclosure of information for cash-generating units [line items]
Discount rate		16.30%	16.50%
Perpetual growth rate		3.00%	3.00%
HealthHelp [member]
Disclosure of information for cash-generating units [line items]
Discount rate		13.70%	13.20%
Perpetual growth rate		2.50%	2.50%
Technology services [member]
Disclosure of information for cash-generating units [line items]
Discount rate		14.50%	15.50%
Perpetual growth rate		2.00%	2.00%
WNS Auto Claims BPM [member]
Disclosure of information for cash-generating units [line items]
Discount rate		14.50%	15.50%	14.50%
Perpetual growth rate		2.00%	2.00%

[1]	Excluding South Africa, research and analytics, technology services, HealthHelp and Denali.